INCOME TAXES - Total Unrecognized Losses (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 457.2
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	1.6
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	2.0
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	1.9
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	51.2
2026+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	298.0
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized losses	$ 102.5